(LOSS) PER SHARE (Tables)	6 Months Ended
Sep. 30, 2023
Profit or loss [abstract]
Schedule of basic and diluted EPS calculations

	Three Months Ended September 30,		Six Months Ended September 30,
	2023	2022	2023	2022
Numerator (in 000’$)
Net loss attributable to owners of the Company	$(5,158)	$(949)	$(11,077)	$(2,678)
Denominator (in 000’)
Weighted average number of shares – Basic and Diluted	17,801	16,742	17,751	15,056
Basic and diluted (loss) per share	$(0.29)	$(0.06)	$(0.62)	$(0.18)

Schedule of anti-dilutive share

	As of September 30,
	2023	2022
Stock options	1,963,420	1,217,300
Restricted stock units	378,740	378,740